Fair Value Measurement	12 Months Ended
Dec. 31, 2010
Fair Value Measurement
Fair Value Measurement

5. Fair value measurement

The Group measures its cash equivalents, short term investments and time deposits at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that we have the ability to access.

Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, directly or indirectly.

Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

As of December 31, 2009 and 2010, information about inputs into the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	December 31, 2009	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents:
Time deposits	979,807,505	—	979,807,505	—
Money market fund	30,559,723	30,559,723	—	—
Short-term investments:
Time deposits	30,000,000	—	30,000,000	—

Total assets	1,040,367,228	30,559,723	1,009,807,505	—

	December 31, 2010	Fair value measurement at reporting date using
Description		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB
Assets
Cash equivalents:
Time deposits	454,428,441	—	454,428,441	—
Money market fund	664,783	664,783	—	—
Restricted cash	4,849,614	—	4,849,614	—
Short-term investments:
Available-for-sale securities	300,000,000	—	300,000,000	—
Time deposits	90,000,000	—	90,000,000	—
Long-term time deposits	284,568,575	—	284,568,575	—
Restricted time deposit	121,721,425	—	121,721,425	—

Total assets	1,256,232,838	664,783	1,255,568,055	—

Liabilities
Contingent consideration liability	81,729,472	—	—	81,729,472

Total liabilities	81,729,472	—	—	81,729,472

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets that the Group reports on its balance sheet at fair value on a recurring basis.

Money market fund. The Group values its money market fund using observable inputs that reflect quoted prices for securities with identical characteristics, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 1.

Available-for-sale securities. As of December 31, 2010, the Group's available-for-sale securities consisted of structure deposits with certain financial institutions. Available-for-sale securities are valued using alternative pricing sources and models utilizing market observable inputs, and accordingly the Group classifies the valuation techniques that use these inputs as Level 2.

Time deposits. The Group values its time deposits put in certain bank account using quoted prices for securities with similar characteristics and other observable inputs, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Restricted cash. Restricted cash represents deposits put in an escrow account in relation to the investment in Ye Net. Restricted cash are valued based on the pervasive interest rate in the market, and accordingly, the Group classifies the valuation techniques that use these inputs as Level 2.

Restricted time deposits. Restricted time deposits represent a time deposit with the original term of 3 years put in certain bank account which is restricted as collateral for a line of credit of US dollars provided by that bank. The restriction will cease in August 2011. Restricted time deposits are valued based on the pervasive interest rate in the market, which are also the interest rates as stated in the contracts with the bank. The Group classifies the valuation techniques that use these inputs as Level 2.

Contingent consideration payable. Contingent consideration payable was resulted from the acquisition of Xinbaoyuan and Baohong (Refer to Note 9(5)), and was valued based on estimated outcomes of the contingency and their probabilities. The Group classifies the valuation techniques that use these inputs as Level 3.